Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Property and equipment
2025

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
Cost

As at March 31, 2024	3,656	1,670	12,096	20,490	37,912
Additions	392	31	3,151	371	3,945
Disposals	(297)	(559)	(2,648)	(523)	(4,027)
As at March 31, 2025	3,751	1,142	12,599	20,338	37,830

Accumulated depreciation

As at March 31, 2024	1,701	1,155	7,203	7,357	17,416
Depreciation	609	214	3,334	3,182	7,339
Disposals	(297)	(559)	(2,648)	(523)	(4,027)
As at March 31, 2025	2,013	810	7,889	10,016	20,728

Net book value as at March 31, 2025	1,738	332	4,710	10,322	17,102
2024

	Furniture	Equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$

Cost

As at March 31, 2023	2,552	1,400	9,754	17,518	31,224
Additions	1,126	282	3,257	2,974	7,639
Disposals	(22)	(12)	(915)	(2)	(951)
As at March 31, 2024	3,656	1,670	12,096	20,490	37,912

Accumulated depreciation

As at March 31, 2023	1,191	917	5,204	4,421	11,733
Depreciation	532	250	2,914	2,938	6,634
Disposals	(22)	(12)	(915)	(2)	(951)
As at March 31, 2024	1,701	1,155	7,203	7,357	17,416

Net book value as at March 31, 2024	1,955	515	4,893	13,133	20,496